Loans, Borrowings and Bank Overdrafts - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₨ 138,259	₨ 142,412
Non cash changes, cash flow	(42,873)	(8,976)
Non cash changes, assets taken on finance lease	14	766
Non cash changes, foreign exchange movements	4,067	5,526
Non cash changes, liabilities directly associated with assets held for sale		(1,469)
Ending balance	99,467	138,259
Borrowings from banks [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	119,689	120,911
Non cash changes, cash flow	(26,228)	(6,661)
Non cash changes, foreign exchange movements	3,518	5,439
Ending balance	96,979	119,689
Bank overdrafts 1 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,999	1,992
Non cash changes, cash flow	(3,995)	2,007
Ending balance	4	3,999
External commercial borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,777	9,728
Non cash changes, cash flow	(10,064)
Non cash changes, foreign exchange movements	287	49
Ending balance		9,777
Obligations under finance leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,973	8,280
Non cash changes, cash flow	(2,234)	(3,627)
Non cash changes, assets taken on finance lease	14	766
Non cash changes, foreign exchange movements	249	23
Non cash changes, liabilities directly associated with assets held for sale		(1,469)
Ending balance	2,002	3,973
Loans from other than bank [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	821	1,501
Non cash changes, cash flow	(352)	(695)
Non cash changes, foreign exchange movements	13	15
Ending balance	₨ 482	₨ 821